Note 6 - Other operating income and expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income:
Net income from other sales		$ 28,161	$ 10,694	$ 9,891
Net rents		5,084	5,314	5,501
Reclassification of currency translation adjustment reserve	[1]	71,252
Tax recovery in Brazilian subsidiaries	[2]		35,568	8,164
Other	[3]		16,290	9,837
Recovery on allowance for doubtful receivables			379
Other operating income		104,497	68,245	33,393
Other operating expenses:
Contributions to welfare projects and non-profits organizations		13,668	6,697	12,989
Securities Exchange Commission investigation settlement	[4]	78,100
Allowance for doubtful receivables		346		1,263
Other		12,595
Other operating expenses		$ 104,709	$ 6,697	$ 14,252

[1]	During 2022, as result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified to the income statement. For more information see note 35 “Other Relevant Information –Agreement to terminate NKKTubes joint venture”.
[2]	On May 13, 2021, the Brazilian Supreme Court issued a final judgment which confirmed that the methodology for calculating PIS and COFINS (Federal Social Contributions on Gross Revenues) tax claims to which taxpayers are entitled to, should exclude from its base the total output of ICMS, calculated on a gross basis. This decision led to a recognition of approximately $53 million tax credit in Brazilian subsidiaries, out of which $36 million were recognized in other operating income and $17 million in financial results (impacting in Finance Income and Finance Cost). In addition the tax charge related to this gain amounted to $12 million.
[3]	On November 1, 2021 the Company transferred 100% of the shares of Geneva Structural Tubes LLC (“Geneva”) to MKK USA Inc., a subsidiary of Maruichi Steel Tube Ltd of Japan for an aggregate price of $24.3 million. The gain of this transaction ascended to approximately $6.8 million.
[4]	For more information see note 26 “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - Petrobras-related proceedings and claims”.